October 1, 2010

BNY MELLON FUNDS TRUST Supplement to Prospectus dated December 31, 2009 (Class M and Investor shares)

Effective October 25, 2010, the following information supersedes and replaces any information contained in the sections of the Prospectus entitled “Your Investment – Account Policies and Services – Purchases and redemptions through Individual Accounts - Purchasing shares - Wire” and “Your Investment – Account Policies and Services – Purchases and redemptions through Individual Accounts - Purchasing shares - Electronic Check”:

Electronic Check or Wire.   To purchase shares in a regular or IRA account, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

October 1, 2010

BNY MELLON FUNDS TRUST

Supplement to Statement of Additional information

dated December 31, 2009, As Revised April 30, 2010

Effective October 25, 2010, the following information supersedes and replaces any information contained in the last sentence of the tenth paragraph of the section of the Statement of Additional Information entitled “How To Buy Shares – General.”:

For a subsequent investment by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

October 1, 2010

BNY MELLON FUNDS TRUST

-BNY Mellon Focused Equity Opportunities Fund

-BNY Mellon Small/Mid Cap Fund

Supplement to Statement of Additional information

Dated September 30, 2009

Effective October 25, 2010, the following information supersedes and replaces any information contained in the last sentence of the eighth paragraph of the section of the Statement of Additional Information entitled “How To Buy Shares – General.”:

For a subsequent investment by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

October 1, 2010

BNY MELLON FUNDS TRUST

-BNY Mellon Large Cap Market Opportunities Fund

Supplement to Prospectus dated July 31, 2010

The following information supersedes and replaces any information contained in the sections of the Prospectus entitled “Shareholder Guide – Account Policies and Services – Purchases and redemptions through Individual Accounts - Purchasing shares - Wire” and “Shareholder Guide – Account Policies and Services – Purchases and redemptions through Individual Accounts - Purchasing shares - Electronic Check”:

Electronic Check or Wire.   To purchase shares in a regular or IRA account, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

October 1, 2010

BNY MELLON FUNDS TRUST

-BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Supplement to Prospectus dated July 31, 2010

The following information supersedes and replaces any information contained in the sections of the Prospectus entitled “Shareholder Guide – Account Policies and Services – Purchases and redemptions through Individual Accounts - Purchasing shares - Wire” and “Shareholder Guide – Account Policies and Services – Purchases and redemptions through Individual Accounts - Purchasing shares - Electronic Check”:

Electronic Check or Wire.   To purchase shares in a regular or IRA account, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

October 1, 2010

BNY MELLON FUNDS TRUST

- BNY Mellon Large Cap Market Opportunities Fund

- BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Supplement to Statement of Additional information

dated July 31, 2010

The following information supersedes and replaces any information contained in the last sentence of the eighth paragraph of the section of the Statement of Additional Information entitled “How To Buy Shares – General.”:

For a subsequent investment by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.